ALPHACENTRIC LIFESCI HEALTHCARE FUND (LYFAX, LYFCX, LYFIX)
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 90.2%
	BIOTECH & PHARMA - 70.5%
74,000	2seventy bio, Inc.(a)	$ 976,800
20,000	Aclaris Therapeutics, Inc.(a)	279,200
228,608	Aerie Pharmaceuticals, Inc.(a)	1,714,561
48,500	Agios Pharmaceuticals, Inc.(a)	1,075,245
63,500	Allakos, Inc.(a)	198,755
287,500	Amarin Corp plc - ADR(a)	428,375
43,500	Amryt Pharma plc - ADR(a)	304,065
37,500	AnaptysBio, Inc.(a)	761,250
58,500	Bicycle Therapeutics plc - ADR(a)	981,630
72,000	BioCryst Pharmaceuticals, Inc.(a)	761,760
1,500	Biohaven Pharmaceutical Holding Company Ltd.(a)	218,565
17,000	Celldex Therapeutics, Inc.(a)	458,320
35,000	Century Therapeutics, Inc.(a)	294,000
68,628	Collegium Pharmaceutical, Inc.(a)	1,216,088
56,500	Compass Pathways plc - ADR(a)	611,330
217,500	CytomX Therapeutics, Inc.(a)	398,025
51,500	Dynavax Technologies Corporation(a)	648,385
150,000	F-star Therapeutics, Inc.(a)	939,000
30,000	Galapagos N.V. - ADR(a)	1,674,000
13,500	Gilead Sciences, Inc.	834,435
1,000	Horizon Therapeutics plc(a)	79,760
28,000	Insmed, Inc.(a)	552,160
3,500	Jazz Pharmaceuticals plc(a)	546,035
4,000	Merck & Company, Inc.	364,680
20,668	Molecular Partners A.G. - ADR(a)	139,096
14,500	Morphic Holding, Inc.(a)	314,650
185,000	MorphoSys A.G. - ADR(a)	895,400
415,000	Puma Biotechnology, Inc.(a)	1,182,750
2,000	Sanofi - ADR	100,060
70,500	Takeda Pharmaceutical Company Ltd. - ADR	989,820
151,000	TCR2 Therapeutics, Inc.(a)	437,900
2,250	United Therapeutics Corporation(a)	530,190
125,000	Viracta Therapeutics, Inc.(a)	485,000

ALPHACENTRIC LIFESCI HEALTHCARE FUND (LYFAX, LYFCX, LYFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 90.2% (Continued)
	BIOTECH & PHARMA - 70.5% (Continued)
42,700	Viridian Therapeutics, Inc.(a)	$ 494,039
		21,885,329
	CONSUMER SERVICES - 1.6%
83,000	AirSculpt Technologies, Inc.(a)	492,190

	HEALTH CARE FACILITIES & SERVICES - 7.0%
62,500	AdaptHealth Corporation(a)	1,127,500
305,000	Aveanna Healthcare Holdings, Inc.(a)	689,300
6,500	Fulgent Genetics, Inc.(a)	354,445
		2,171,245
	MEDICAL EQUIPMENT & DEVICES - 5.9%
44,500	Castle Biosciences, Inc.(a)	976,775
297,500	Lucira Health, Inc.(a)	553,350
70,000	SomaLogic, Inc.(a)	316,400
		1,846,525
	RETAIL - CONSUMER STAPLES - 2.4%
19,000	Walgreens Boots Alliance, Inc.	720,100

	RETAIL - DISCRETIONARY - 1.5%
28,317	PetIQ, Inc.(a)	475,442

	TOBACCO & CANNABIS - 1.3%
310,000	Columbia Care, Inc.(a)	413,850

	TOTAL COMMON STOCKS (Cost $37,010,627)	28,004,681

ALPHACENTRIC LIFESCI HEALTHCARE FUND (LYFAX, LYFCX, LYFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
SHORT-TERM INVESTMENT — 0.0%(b)
MONEY MARKET FUND - 0.0% (b)
1	Fidelity Government Portfolio, Institutional Class, 1.21% (Cost $1)(c)	$ 1

	TOTAL INVESTMENTS - 90.2% (Cost $37,010,628)	$ 28,004,682
	OTHER ASSETS IN EXCESS OF LIABILITIES - 9.8%	3,052,392
	NET ASSETS - 100.0%	$ 31,057,074

ADR	- American Depositary Receipt
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2022.